Notes Payable (Details Narrative) - USD ($)						2 Months Ended	9 Months Ended	12 Months Ended
	Oct. 29, 2021	Aug. 17, 2021	Jun. 24, 2021	May 12, 2021	May 04, 2021	Feb. 28, 2021	Dec. 31, 2021	Mar. 31, 2021
Securities Purchase Agreement [Member] | Auctus Fund LLC [Member]
Short-term Debt [Line Items]
Debt instrument principal amount			$ 650,000
Securities Purchase Agreement [Member] | Auctus Fund LLC [Member] | Warrant [Member]
Short-term Debt [Line Items]
Shares issued			4,333,333
Warrants exercise price			$ 0.15
Paycheck Protection Program Loan [Member]
Short-term Debt [Line Items]
Proceeds from loan								$ 294,066
Debt instrument, forgiveness				$ 151,502.67	$ 145,411
Paycheck Protection Program Including Interest	$ 150,033	$ 146,959
Paycheck Protection Program Loan [Member] | CARES Act [Member]
Short-term Debt [Line Items]
Proceeds from loan								294,066
Debt instrument, forgiveness				$ 144,065.87				$ 444,825
Debt instrument, interest rate								1.00%
Debt instrument, description								Promissory Notes were due May 2022 and June 2025 and the balance of $444,825 may be forgiven subject to the terms of the Paycheck Protection Program.
CARES Act [Member]
Short-term Debt [Line Items]
Proceeds from loan						$ 294,825
Nonconvertible Notes Related Party [Member]
Short-term Debt [Line Items]
Unsecured notes payable							$ 1,244,655	$ 1,334,007
Nonconvertible Notes Related Party [Member] | Investor [Member]
Short-term Debt [Line Items]
Unsecured notes payable							1,244,655	1,334,007
Short term unsecured notes payable							1,244,655	824,035
Long term unsecured notes payable							0	509,972
Nonconvertible Notes Non Related [Member]
Short-term Debt [Line Items]
Unsecured notes payable							2,565,527	1,919,620
Nonconvertible Notes Non Related [Member] | Investor [Member]
Short-term Debt [Line Items]
Unsecured notes payable							2,565,527	1,919,620
Short term unsecured notes payable							2,374,219	1,745,000
Long term unsecured notes payable							191,308	174,620
Convertible Notes Related Party [Member] | Investor [Member]
Short-term Debt [Line Items]
Unsecured notes payable							$ 29,970	$ 29,970
Debt instrument, interest rate							4.00%	4.00%
Debt instrument, default interest rate							2.00%	2.00%
Debt instrument, maturity date							Dec. 30, 2023	Dec. 30, 2021
Debt instrument, description							one
Debt instrument, interest rate terms							the notes will bear interest at an annual rate of eight percent	the notes will bear interest at an annual rate of eight percent (8%).
Debt instrument term								1 year
Convertible Notes Non Related [Member]
Short-term Debt [Line Items]
Debt Instrument, Convertible, Conversion Price							$ 1.80
Convertible Notes Non Related [Member] | Investor [Member]
Short-term Debt [Line Items]
Unsecured notes payable							$ 1,349,443	$ 1,147,610
Debt instrument, interest rate							10.00%	4.00%
Debt instrument, maturity date								Dec. 31, 2020
Debt instrument, description							one
Debt instrument, interest rate terms							the notes will bear interest at an annual rate of ten percent (10%)	the notes will bear interest at an annual rate of eight percent (8%).
Debt instrument term								1 year
Convertible Notes Non Related [Member] | Investor [Member] | Extended Maturity [Member]
Short-term Debt [Line Items]
Debt instrument, maturity date								Dec. 31, 2021